Document and Entity Information	Oct. 16, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 16, 2023
Entity Registrant Name	DBV Technologies S.A.
Entity Incorporation State Country Code	I0
Entity File Number	001-36697
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	177-181 avenue Pierre Brossolette
Entity Address Postal Zip Code	92120
Entity Address City Or Town	Montrouge
Entity Address Country	FR
Country Region	33
City Area Code	1
Local Phone Number	55 42 78 78
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On October 16, 2023, DBV Technologies S.A. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, the departure of Sébastien Robitaille from his position as the Chief Financial Officer of the Company and the appointment of Virginie Boucinha as the Chief Financial Officer and principal accounting officer of the Company. On November 2, 2023, the Company filed an Amendment No. 1 on Form 8-K/A to supplement the disclosure contained in Item 5.02 of the Original Form 8-K by providing additional information regarding the compensatory and other arrangements entered into with Mr. Robitaille in connection with his departure (the “Amendment No. 1”). This Amendment No. 2 on Form 8-K/A is being filed to further supplement the disclosure contained in Item 5.02 of the Original Form 8-K and Amendment No. 1 by providing additional information regarding the compensatory and other arrangements entered into with Ms. Bouchinha in connection with her appointment. The Original Form 8-K and Amendment No. 1 otherwise remain unchanged.
Entity Central Index Key	0001613780
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Ordinary shares, nominal value €0.10 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
American Depositary Share [Member]
Document Information [Line Items]
Security 12b Title	American Depositary Shares, each representing one- half of one ordinary share, nominal value €0.10 per share
Security Exchange Name	NASDAQ
Trading Symbol	DBVT